SCHEDULE OF PROVISION FOR INCOME TAX (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current Operations			$ (654,000)	$ (181,500)
Less: valuation allowance			654,000	181,500
Net provision for Federal income taxes